Property, plant and equipment, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment, net
13.	Property, plant and equipment, net

	2018
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	9,809,970	45,778,207	4,004,703	2,624,083	968,719	63,638,420
Accumulated depreciation and impairment	—	(5,890,884)	(36,964,480)	(3,314,234)	(2,203,511)	—	(48,373,109)

	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311

January 1	452,738	3,919,086	8,813,727	690,469	420,572	968,719	15,265,311
Additions	—	247,186	2,445,313	591,229	172,652	1,489,190	4,945,570
Disposals	—	—	(904)	(11,745)	(2,067)	—	(14,716)
Reclassifications	—	199,724	1,154,663	7,604	26,026	(1,388,017)	—
Depreciation expenses	—	(457,265)	(2,180,718)	(535,378)	(203,218)	—	(3,376,579)
Exchange adjustment	—	—	12	—	23	—	35

December 31	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

December 31
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

	2019
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,254,531	48,274,171	4,402,711	2,610,893	1,069,892	67,064,936
Accumulated depreciation and impairment	—	(6,345,800)	(38,042,078)	(3,660,532)	(2,196,905)	—	(50,245,315)

	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621

January 1	452,738	3,908,731	10,232,093	742,179	413,988	1,069,892	16,819,621
Effects on initial application of IFRS 16	—	—	—	—	(31,904)	—	(31,904)

Adjusted balance at January 1	452,738	3,908,731	10,232,093	742,179	382,084	1,069,892	16,787,717
Additions	—	116,238	2,334,358	781,465	224,287	1,440,308	4,896,656
Disposals	—	—	(16,033)	(9,336)	(416)	—	(25,785)
Reclassifications	—	455,792	1,111,715	7,880	25,042	(1,573,811)	26,618
Depreciation expenses	—	(384,832)	(2,489,070)	(625,712)	(196,201)	—	(3,695,815)
Impairment losses	—	—	(9,938)	—	—	—	(9,938)
Exchange adjustment	—	—	(4)	—	(5)	—	(9)

December 31	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

December 31
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

	2020
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	10,821,972	51,244,512	5,008,321	1,937,755	936,389	70,401,687
Accumulated depreciation and impairment	—	(6,726,043)	(40,081,391)	(4,111,845)	(1,502,964)	—	(52,422,243)

	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444

January 1	452,738	4,095,929	11,163,121	896,476	434,791	936,389	17,979,444
Additions	—	132,572	592,565	409,832	142,776	2,855,870	4,133,615
Disposals	—	—	(8,940)	(3,121)	(7,297)	—	(19,358)
Reclassifications	—	258,421	2,336,238	398,798	159,195	(3,152,652)	—
Depreciation expenses	—	(394,636)	(2,734,667)	(749,624)	(220,066)	—	(4,098,993)
Exchange adjustment	—	—	(20)	—	(2)	—	(22)

December 31	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

December 31
Cost	452,738	11,212,129	53,246,474	5,451,547	2,185,299	639,607	73,187,794
Accumulated depreciation and impairment	—	(7,119,843)	(41,898,177)	(4,499,186)	(1,675,902)	—	(55,193,108)

	452,738	4,092,286	11,348,297	952,361	509,397	639,607	17,994,686

a)	Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Amount of interest capitalized	18,542	15,114	9,762
Range of the interest rates for capitalization	1.7582%	1.7822%	1.4909%

b)	Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 37.